Trust pass-through securities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trust pass-through securities
33 Trust pass-through securities

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2021	2020
USD 225 million 1)	7.65%	Semi-annually, December 1	1996/2026	n.a.	82	85
USD 190 million 1)	7.625%	Semi-annually, November 15	1997/2037	n.a.	43	40

At December 31					126	126

Fair value of trust pass-through securities					139	142

1	Issued by a subsidiary of, and guaranteed by Aegon N.V.
Trust pass-through securities are securities through which the holder participates in a trust. The assets of these trusts consist of junior subordinated deferrable interest debentures issued by Transamerica Corporation. The trust pass-through securities carry provisions with regard to deferral of distributions for extension periods up to a maximum of 10 consecutive semi-annual periods. The trust pass-through securities are subordinated to all other unsubordinated borrowings and liabilities of Transamerica Corporation.
There were no defaults or breaches of conditions during the period.